UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05415

Morgan Stanley Global Infrastructure Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2010

Date of reporting period:	March 31, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments • March 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (86.9%)
	Australia (3.6%)
	Electric Utilities
1,152,040	Spark Infrastructure Group (144A) (a)	$1,273,889

	Gas Utilities
346,800	APA Group (Stapled Securities) (b)	1,132,938

	Transportation Infrastructure
639,110	Australian Infrastructure Fund (Stapled Securities) (b)(c)	1,161,229
4,083,220	Intoll Group (Stapled Securities) (b)(c)	4,196,603
918,979	MAP Group (Stapled Securities) (b)	2,605,801
878,366	Transurban Group (Stapled Securities) (b)	4,070,465
		12,034,098
	Total Australia	14,440,925

	Austria (0.4%)
	Construction & Engineering
62,551	Strabag SE	1,590,008

	Bermuda (0.4%)
	Transportation Infrastructure
1,046,000	COSCO Pacific Ltd. (d)	1,584,308

	Brazil (0.4%)
	Water Utilities
38,500	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	1,416,800

	Canada (13.7%)
	Electric Utilities
176,720	Fortis, Inc.	5,026,772

	Oil, Gas & Consumable Fuels
393,719	Enbridge, Inc.	18,777,875
807,783	TransCanada Corp. (e)	29,602,405
		48,380,280
	Transportation Infrastructure
49,930	Westshore Terminals Income Fund (Units) (c)	789,028
	Total Canada	54,196,080

	Cayman Islands (0.4%)
	Gas Utilities
687,000	Xinao Gas Holdings Ltd. (d)	1,755,492

	China (3.4%)
	Transportation Infrastructure
1,818,000	Beijing Capital International Airport Co., Ltd. (d)(f)	1,086,456
3,963,322	Jiangsu Expressway Co., Ltd. (d)	3,741,656
9,421,614	Zhejiang Expressway Co., Ltd. (H Shares) (d)	8,506,361
	Total China	13,334,473

	France (3.7%)
	Media
116,039	Eutelsat Communications	4,125,107

	Transportation Infrastructure
35,336	Aeroports de Paris (ADP)	2,909,428
695,835	Groupe Eurotunnel SA	7,091,055
6,060	Societe Des Autoroutes Paris-Rhin-Rhone (f)	435,850
		10,436,333
	Total France	14,561,440

	Germany (1.1%)
	Transportation Infrastructure
44,232	Fraport AG Frankfurt Airport Services Worldwide	2,329,053
50,371	Hamburger Hafen und Logistik AG	1,911,075
	Total Germany	4,240,128

	Hong Kong (3.2%)
	Gas Utilities
1,612,000	Hong Kong & China Gas Co., Ltd.	4,019,489

	Industrial Conglomerates
570,000	Beijing Enterprises Holdings Ltd.	$3,960,653

	Transportation Infrastructure
1,262,000	China Merchants Holdings International Co., Ltd.	4,648,640
	Total Hong Kong	12,628,782

	Italy (6.6%)
	Electric Utilities
1,621,100	Terna Rete Elettrica Nazionale SpA	7,012,038

	Gas Utilities
1,837,591	Snam Rete Gas SpA	9,313,542

	Transportation Infrastructure
428,930	Atlantia SpA	10,010,954
	Total Italy	26,336,534

	Japan (2.1%)
	Gas Utilities
505,778	Toho Gas Co., Ltd.	2,759,084

	Transportation Infrastructure
44,200	Japan Airport Terminal Co., Ltd.	613,665
618,722	Kamigumi Co., Ltd.	4,976,778
		5,590,443
	Total Japan	8,349,527

	Luxembourg (3.4%)
	Media
354,425	SES SA (FDR)	8,774,697
179,990	SES SA (FDR)	4,546,106
	Total Luxembourg	13,320,803

	Mexico (1.3%)
	Transportation Infrastructure
85,400	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	3,161,508
41,600	Grupo Aeroportuario del Sureste SAB de CV (ADR)	2,156,960
	Total Mexico	5,318,468

	Netherlands (1.3%)
	Transportation Infrastructure
24,937	Koninklijke Vopak N.V. (f)	1,963,959
39,546	Smit Internationale N.V.	3,204,787
	Total Netherlands	5,168,746

	New Zealand (0.4%)
	Transportation Infrastructure
1,274,124	Auckland International Airport Ltd.	1,755,839

	Portugal (0.3%)
	Transportation Infrastructure
149,291	Brisa Auto-Estradas de Portugal SA	1,266,306

	Singapore (0.5%)
	Transportation Infrastructure
957,000	Singapore Airport Terminal Services Ltd.	1,812,824

	Spain (9.1%)
	Construction & Engineering
901,894	Ferrovial SA	8,770,681

	Electric Utilities
134,582	Red Electrica Corp. SA	7,222,799

	Gas Utilities
408,156	Enagas	8,944,503

	Transportation Infrastructure
568,449	Abertis Infraestructuras SA	10,940,866
	Total Spain	35,878,849

	Switzerland (0.3%)
	Transportation Infrastructure
3,471	Flughafen Zuerich AG	$1,234,470

	United Kingdom (9.4%)
	Multi-Utilities
2,282,300	National Grid PLC	22,217,601
722,900	United Utilities Group PLC	6,132,221
		28,349,822
	Transportation Infrastructure
597,694	BBA Aviation PLC	1,765,926

	Water Utilities
273,100	Northumbrian Water Group PLC	1,173,247
321,500	Pennon Group PLC	2,549,148
185,300	Severn Trent PLC	3,360,246
		7,082,641
	Total United Kingdom	37,198,389

	United States (21.9%)
	Electric Utilities
44,700	ITC Holdings Corp.	2,458,500
177,960	Northeast Utilities	4,918,815
		7,377,315
	Gas Utilities
68,580	AGL Resources, Inc.	2,650,617
83,700	Atmos Energy Corp.	2,391,309
33,970	Northwest Natural Gas Co.	1,583,002
		6,624,928
	Multi-Utilities
731,550	Centerpoint Energy, Inc.	10,505,058
256,520	Consolidated Edison, Inc.	11,425,401
280,734	NiSource, Inc.	4,435,597
47,730	NorthWestern Corp.	1,279,641
104,090	NSTAR	3,686,868
		31,332,565
	Oil, Gas & Consumable Fuels
88,740	Kinder Morgan Management LLC (f)	5,201,939
209,761	Southern Union Co.	5,321,636
780,283	Spectra Energy Corp.	17,579,776
		28,103,351
	Wireless Telecommunication Services
342,240	Crown Castle International Corp. (f)	13,083,835
	Total United States	86,521,994
	Total Common Stocks (Cost $316,916,019)	343,911,185

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (10.4%)
	Securities Held as Collateral on Loaned Securities
	Repurchase Agreements (1.6%)
$583	Bank of America Securities LLC (0.02%, dated 03/31/10, due 04/01/10; proceeds $582,891; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp. 5.50% due 12/15/32; valued at $594,548)	582,890
3,268	Barclays Capital (0.37%, dated 03/31/10, due 04/01/10; proceeds $3,267,723; fully collateralized by common stock at the date of this Portfolio of Investments as follows: Westar Energy, Inc., Visa, Inc., United Technologies Corp., Symetra Financial Corp., Symantec Corp., Sempra Energy, Seattle Genetics, Inc., North American Energy Partners, Inc., Noble Energy, Inc., McMoRan Exploration Co., Ivanhoe Mines Ltd., American Electric Power Co., Inc., Altera Corp., Transocean Ltd.; valued at $3,431,077)	3,267,689

2,614	ING (0.02%, dated 03/31/10, due 04/01/10; proceeds $2,614,153; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.00% due 10/01/39 - 11/01/39; valued at $2,666,538)	$2,614,151
	Total Repurchase Agreements (Cost $6,464,730)	6,464,730

NUMBER OF SHARES (000)
	Investment Company (g) (1.9%)
7,321	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $7,320,669)		7,320,669

	Total Securities Held as Collateral on Loaned Securities (Cost $13,785,399)		13,785,399

	Investment Company (g) (6.9%)
27,198	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $27,198,433)		27,198,433

	Total Short-Term Investments (Cost $40,983,832)		40,983,832
	Total Investments (Cost $357,899,851) (h)(i)	97.3%	384,895,017
	Other Assets in Excess of Liabilities	2.7	10,834,885
	Net Assets	100.0%	$395,729,902

ADR	American Depositary Receipt.
FDR	Fiduciary Depositary Receipt.
(a)	Resale is restricted to qualified institutional investors.
(b)	Comprised of securities in separate entities that are traded as a single stapled security.
(c)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(d)	Security trades on a Hong Kong exchange.
(e)

The value of loaned securities and related collateral outstanding at March 31, 2010 were $10,598,190 and $13,785,399, respectively. The Fund received cash collateral of $13,785,399 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(f)	Non-income producing security.
(g)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(h)	Securities have been designated as collateral in connection with open forward foreign currency contracts.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at March 31, 2010:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
$4,051,589		CAD	4,124,509	04/01/2010	$9,366
$400,264		CHF	425,593	04/01/2010	3,371
$4,808,587		EUR	3,571,159	04/01/2010	14,827
$91,920		GBP	61,371	04/01/2010	1,209
$4,807,431		HKD	37,326,336	04/01/2010	31
$439,487		NZD	619,869	04/01/2010	836
AUD	5,709,306		$5,232,048	04/01/2010	(7,097)
BRL	875,416		$486,477	04/01/2010	(5,786)
BRL	556,105		$309,033	04/01/2010	(3,676)
BRL	6,833,097		$3,805,679	04/01/2010	(36,701)
BRL	1,528,757		$851,438	04/01/2010	(8,211)
EUR	4,972,240		$6,714,473	04/01/2010	(1,321)
JPY	960,976,170		$10,385,709	04/01/2010	106,790
MYR	1,579,675		$482,712	04/01/2010	(1,554)
MYR	11,583,371		$3,539,609	04/01/2010	(11,394)
SGD	896,840		$640,824	04/01/2010	(257)
TRY	1,964,005		$1,282,865	04/01/2010	(11,159)
JPY	725,043,590		$7,809,604	04/02/2010	54,297
TRY	2,926,143		$1,927,034	04/02/2010	(914)
$11,404,133		CAD	11,562,627	04/05/2010	(19,672)
BRL	6,012,640		$3,376,181	04/05/2010	(4,841)
BRL	525,881		$292,888	04/05/2010	(2,825)
BRL	1,925,847		$1,072,597	04/05/2010	(10,344)
JPY	154,338,160		$1,651,559	04/05/2010	707
MXN	9,615,073		$774,429	04/05/2010	(3,254)
MYR	1,560,798		$476,507	04/05/2010	(1,972)
SGD	945,419		$675,522	04/05/2010	(285)
$403,687		CHF	426,657	04/06/2010	957
$1,189,947		EUR	881,181	04/06/2010	227
$976,708		EUR	722,845	04/06/2010	(392)
$13,211,630		GBP	8,702,167	04/06/2010	(6,120)
$440,157		NZD	620,114	04/06/2010	340
AUD	5,815,800		$5,341,870	04/06/2010	5,001
DKK	1,756,239		$317,654	04/06/2010	(967)
MXN	3,268,883		$264,516	04/06/2010	123
NOK	17,876,369		$2,988,220	04/06/2010	(18,786)
SGD	944,382		$675,132	04/06/2010	68
$405,364		CHF	427,294	04/07/2010	(115)
$667,422		EUR	493,948	04/07/2010	(268)
$7,862,084		GBP	5,179,579	04/07/2010	(2,089)
$1,539,625		HKD	11,954,108	04/07/2010	10
$437,445		NZD	616,923	04/07/2010	786
AUD	5,238,936		$4,805,047	04/07/2010	(2,463)
DKK	1,633,029		$296,246	04/07/2010	(32)
NOK	19,089,196		$3,215,727	04/07/2010	3,788
		Net Unrealized Appreciation			$40,239

Currency Abbreviations:
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
MXN	Mexican New Peso.

MYR	Malaysian Ringgit.
NOK	Norwegian Krone.
NZD	New Zealand Dollar.
SGD	Singapore Dollar.
TRY	Turkish Lira.

Morgan Stanley Global Infrastructure Fund

Summary of Investments • March 31, 2010 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Transportation Infrastructure	$91,931,850		24.8%
Oil, Gas & Consumable Fuels	76,483,631		20.6
Multi-Utilities	59,682,387		16.1
Gas Utilities	34,549,976		9.3
Electric Utilities	27,912,813		7.5
Investment Company	27,198,433		7.3
Media	17,445,910		4.7
Wireless Telecommunication Services	13,083,835		3.5
Construction & Engineering	10,360,689		2.8
Water Utilities	8,499,441		2.3
Industrial Conglomerates	3,960,653		1.1
	$371,109,618	^	100.0%

^	Does not reflect the value of securities held as collateral on loaned securities. Also does not include open forward foreign currency contracts with net unrealized appreciation of $40,239.

Morgan Stanley Global Infrastructure Fund

Notes to the Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Construction & Engineering	$10,360,689	$10,360,689	—	—
Electric Utilities	27,912,813	27,912,813	—	—
Gas Utilities	34,549,976	34,549,976	—	—
Industrial Conglomerates	3,960,653	3,960,653	—	—
Media	17,445,910	17,445,910	—	—
Multi-Utilities	59,682,387	59,682,387	—	—
Oil, Gas & Consumable Fuels	76,483,631	76,483,631	—	—
Transportation Infrastructure	91,931,850	91,931,850	—	—
Water Utilities	8,499,441	8,499,441	—	—
Wireless Telecommunication Services	13,083,835	13,083,835	—	—
Total Common Stocks	343,911,185	343,911,185	—	—
Short-Term Investments
Repurchase Agreements	6,464,730	—	$6,464,730	—
Investment Company	34,519,102	34,519,102	—	—
Total Short-Term Investments	40,983,832	34,519,102	6,464,730	—
Forward Foreign Currency Contracts	202,734	—	202,734	—
Total	$385,097,751	$378,430,287	$6,667,464	—

Liabilities:
Forward Foreign Currency Contracts	$(162,495)	—	$(162,495)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, securities with a total value of $86,757,174 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Valuation of Investments - (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Infrastructure Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2010